Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
May 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following components:

		Pension And
		Other
		Postretirement	Unrealized	Unrealized
	Foreign	Benefit	Gain	Gain (Loss)
	Currency	Liability	(Loss) On	On
	Translation	Adjustments,	Derivatives,	Securities,
(In thousands)	Adjustments	Net of Tax	Net of Tax	Net of Tax	Total
Balance at June 1, 2013	$(24,428)	$(143,555)	$1,196	$7,534	$(159,253)
Reclassification adjustments for gains included in net income, net of tax benefit of $586				(1,220)	(1,220)
Other comprehensive income	9,533	(16,418)	(1,215)	6,715	(1,385)
Deferred taxes		6,325	304	(1,653)	4,976
Balance at May 31, 2014	(14,895)	(153,648)	285	11,376	(156,882)
Reclassification adjustments for gains included in net income, net of tax benefit of $2,307			(125)	(4,209)	(4,334)
Increase in equity ownership - SPHC		(9,600)			(9,600)
Other comprehensive income	(216,755)	(10,817)	(341)	(3,884)	(231,797)
Deferred taxes		5,733	181	2,564	8,478
Balance at May 31, 2015	(231,650)	(168,332)	-	5,847	(394,135)
Reclassification adjustments for gains included in net income, net of tax benefit of $946			-	(1,847)	(1,847)
Other comprehensive income	(65,580)	(62,520)	-	(9,995)	(138,095)
Deferred taxes	5,997	22,646	-	3,387	32,030
Balance at May 31, 2016	$(291,233)	$(208,206)	$-	$(2,608)	$(502,047)